Accrued and Other Liabilities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Beginning balance	$ 4,049		$ 8,577		$ 4,058
Income attributable to noncontrolling interests	6,012		8,387		10,378
Distributions made	(7,673)		(12,264)		(7,685)
Other	1,236	[1]	(651)	[1]	1,826	[2]
Ending balance	$ 3,624		$ 4,049		$ 8,577

[1]	Other consists primarily of step up transactions, discontinued operations and cumulative translation adjustments.
[2]	Other consists primarily of an adjustment to record distributions to be made as a result of an acquired company and cumulative translation adjustments.